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www.dechert.com

STEPHEN H. BIER

stephen.bier@dechert.com
+1 212 698 3889 Direct
+1 202 261 3092 Fax

December 2, 2011

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	PACE Select Advisors Trust (the “Registrant”)
File Nos. 33-87254 and 811-08764
Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, (i) that the form of the Registrant’s Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from that contained in the Amendment and (ii) that the text of the Amendment was filed electronically via EDGAR with the Commission on November 23, 2011.

No fees are required in connection with this filing.  If you have any questions or comments, please contact the undersigned at 212.698.3889 or Eric Sanders, Associate General Counsel, UBS Global Asset Management (Americas) Inc., at 212.882.5546.

Sincerely,

/s/ Stephen H. Bier

Stephen H. Bier

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